Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
January 31, 2023
OS-NPRT1-0423
1.813050.118
Common Stocks - 98.5%
	Shares	Value ($) (000s)
Bailiwick of Jersey - 2.5%
Experian PLC	96,100	3,514
Ferguson PLC	33,100	4,636
JTC PLC (a)	109,800	973
TOTAL BAILIWICK OF JERSEY		9,123
Belgium - 1.2%
Azelis Group NV	31,300	843
KBC Group NV	47,175	3,480
TOTAL BELGIUM		4,323
Bermuda - 0.6%
Hiscox Ltd.	161,973	2,245
Canada - 1.5%
Constellation Software, Inc.	2,880	5,088
Topicus.Com, Inc. (b)	6,230	360
TOTAL CANADA		5,448
Denmark - 3.3%
Carlsberg A/S Series B	14,600	2,073
DSV A/S	34,704	5,711
Novo Nordisk A/S Series B	31,600	4,373
TOTAL DENMARK		12,157
Finland - 1.1%
Nordea Bank ABP	337,926	3,935
France - 17.8%
Air Liquide SA	31,310	4,985
ALTEN	23,875	3,652
Antin Infrastructure Partners SA	9,500	214
BNP Paribas SA	72,000	4,945
Capgemini SA	28,919	5,467
Edenred SA	93,254	5,068
EssilorLuxottica SA	28,725	5,243
LVMH Moet Hennessy Louis Vuitton SE	13,860	12,099
Pernod Ricard SA	25,943	5,356
Safran SA	37,700	5,421
Teleperformance	19,388	5,375
TotalEnergies SE (c)	133,800	8,272
TOTAL FRANCE		66,097
Germany - 7.5%
Allianz SE	20,723	4,955
Deutsche Borse AG	25,803	4,617
Hannover Reuck SE	22,329	4,520
Infineon Technologies AG	115,400	4,156
Merck KGaA	28,500	5,949
Siemens Healthineers AG (a)	71,400	3,829
TOTAL GERMANY		28,026
Hong Kong - 2.1%
AIA Group Ltd.	682,700	7,720
Chervon Holdings Ltd.	32,500	163
TOTAL HONG KONG		7,883
India - 1.6%
HCL Technologies Ltd.	98,600	1,363
HDFC Bank Ltd. (b)	239,084	4,715
TOTAL INDIA		6,078
Ireland - 3.8%
Flutter Entertainment PLC (b)	14,224	2,201
ICON PLC (b)	15,000	3,461
Kingspan Group PLC (Ireland)	55,900	3,573
Linde PLC	15,234	5,042
TOTAL IRELAND		14,277
Italy - 2.1%
FinecoBank SpA	219,563	3,927
GVS SpA (a)(b)	28,462	150
Recordati SpA	82,020	3,578
TOTAL ITALY		7,655
Japan - 11.8%
Bandai Namco Holdings, Inc.	5,000	334
BayCurrent Consulting, Inc.	28,400	1,207
Capcom Co. Ltd.	45,000	1,458
FUJIFILM Holdings Corp.	51,400	2,720
Hoya Corp.	48,231	5,304
Iriso Electronics Co. Ltd.	23,784	798
Misumi Group, Inc.	97,900	2,464
NOF Corp.	44,671	1,903
Olympus Corp.	202,276	3,803
Persol Holdings Co. Ltd.	131,460	2,882
Relo Group, Inc.	82,846	1,404
SMC Corp.	7,486	3,802
Sony Group Corp.	68,324	6,105
Suzuki Motor Corp.	67,971	2,548
TIS, Inc.	64,727	1,866
Tokio Marine Holdings, Inc.	174,800	3,661
Tokyo Electron Ltd.	4,927	1,722
TOTAL JAPAN		43,981
Kenya - 0.2%
Safaricom Ltd.	4,605,600	866
Luxembourg - 0.9%
Eurofins Scientific SA	45,600	3,259
Netherlands - 7.6%
ASM International NV (Netherlands)	10,500	3,518
ASML Holding NV (Netherlands)	17,606	11,649
Euronext NV (a)	29,875	2,413
IMCD NV	28,850	4,549
Wolters Kluwer NV	56,541	6,156
TOTAL NETHERLANDS		28,285
Spain - 1.2%
Amadeus IT Holding SA Class A (b)	71,996	4,536
Sweden - 4.7%
Addlife AB	124,837	1,310
AddTech AB (B Shares)	165,787	2,638
Atlas Copco AB (A Shares)	336,992	3,999
Hexagon AB (B Shares)	377,737	4,330
Indutrade AB	199,025	4,396
Kry International AB (b)(d)(e)	156	28
Nordnet AB	54,500	883
TOTAL SWEDEN		17,584
Switzerland - 9.1%
Compagnie Financiere Richemont SA Series A	45,800	7,060
Julius Baer Group Ltd.	62,087	3,961
Nestle SA (Reg. S)	103,165	12,587
Partners Group Holding AG	3,220	3,004
Sika AG	20,248	5,753
Sonova Holding AG	5,511	1,372
TOTAL SWITZERLAND		33,737
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	103,300	1,821
United Kingdom - 11.5%
AstraZeneca PLC (United Kingdom)	65,500	8,581
BAE Systems PLC	293,100	3,103
Beazley PLC	221,371	1,815
Compass Group PLC	257,354	6,148
Dechra Pharmaceuticals PLC	45,884	1,621
Diageo PLC	172,376	7,537
Diploma PLC	83,267	2,803
London Stock Exchange Group PLC	1,800	165
RELX PLC (London Stock Exchange)	193,484	5,748
Rentokil Initial PLC	601,233	3,646
Volution Group PLC	320,051	1,488
TOTAL UNITED KINGDOM		42,655
United States of America - 5.9%
CBRE Group, Inc. (b)	37,100	3,172
Equifax, Inc.	7,700	1,711
Intercontinental Exchange, Inc.	28,578	3,074
Marsh & McLennan Companies, Inc.	31,030	5,427
Moody's Corp.	3,500	1,130
S&P Global, Inc.	11,831	4,436
Thermo Fisher Scientific, Inc.	5,100	2,909
TOTAL UNITED STATES OF AMERICA		21,859
TOTAL COMMON STOCKS (Cost $278,927)		365,830

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (b)(d)(e) (Cost $412)	901	162

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (f)	408,433	409
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	8,081,692	8,083
TOTAL MONEY MARKET FUNDS (Cost $8,492)		8,492

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $287,831)	374,484
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,067)
NET ASSETS - 100.0%	371,417

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,365,000 or 2.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $190,000 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68

Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	5,991	14,743	20,325	33	-	-	409	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	9,582	1,499	7	-	-	8,083	0.0%
Total	5,991	24,325	21,824	40	-	-	8,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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